Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Business combination		R$ 255,838
Intangible assets and goodwill	R$ 2,023,939	1,836,053	R$ 1,345,304
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,869,773	2,431,905
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (845,834)	(595,852)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	0.00%
Business combination		162,540
Intangible assets and goodwill	R$ 785,577	798,275	635,735
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	785,577	798,275
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ 0	0
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	0.00%
Business combination		16,214
Intangible assets and goodwill	R$ 499,531	460,783	288,045
Intangible assets under development [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	499,531	460,783
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ 0	0
Development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Business combination		0
Intangible assets and goodwill	R$ 479,785	325,378	241,711
Development costs [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	806,722	530,228
Development costs [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (326,937)	(204,850)
Right-of-use assets [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	17.00%
Business combination		77,084
Intangible assets and goodwill	R$ 254,783	246,889	173,217
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	763,978	628,654
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (509,195)	(381,765)
Costumer portfolio [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Business combination		0
Intangible assets and goodwill	R$ 4,263	4,728	R$ 6,596
Costumer portfolio [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	13,965	13,965
Costumer portfolio [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (9,702)	R$ (9,237)